Significant capital and funding transactions (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	January 31, 2022		January 31, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	407	$34	496	$36
Purchased for cancellation (3)	(8,871)	(111)	–	–
	(8,464)	$(77)	496	$36

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2022 and January 31, 2021, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended January 31, 2022, we purchased for cancellation common shares at a total fair value of $1,214 million (average cost of $136.84 per share), with a book value of $111 million (book value of $12.45 per share). During the three months ended January 31, 2021, we did not purchase for cancellation any common shares.